RELATED PARTIES - Investing transactions & Dividends payable (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Total short-term investments in related parties	₽ 17,790	₽ 12,086
Total investments in shares of related parties	149	149
Dividends payable	11,747	0
Other loans receivable
RELATED PARTIES
Total short-term investments in related parties		159
Other investments in shares
RELATED PARTIES
Total investments in shares of related parties	32	32
Sistema Capital | Mutual funds
RELATED PARTIES
Total short-term investments in related parties	9,349
Sistema Capital | Assets management
RELATED PARTIES
Total short-term investments in related parties	8,195	11,644
Sistema Telecom Activy
RELATED PARTIES
Dividends payable	2,921
Sistema Finance
RELATED PARTIES
Dividends payable	417
Sitronics | Promissory notes
RELATED PARTIES
Total short-term investments in related parties	246	283
Sistema
RELATED PARTIES
Dividends payable	8,409
Sistema Venture Capital
RELATED PARTIES
Total investments in shares of related parties	₽ 117	₽ 117